Note 23 - Share Capital	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
23	Share capital

Authorised
Unlimited number of ordinary shares of
no
par value.
Unlimited number of preference shares of
no
par value.

	Number of fully paid shares *	Amount
Issued ordinary shares
January 1, 2017	10,651,936	55,002
Shares repurchased	(118,063)	(146)
Issued during the year	69,280	246
December 31, 2017	10,603,153	55,102
Issued during the year	-	-
December 31, 2018	10,603,153	55,102
Issued during the year (refer note 27.1)	159,888	963
December 31, 2019	10,763,041	56,065

* Amounts stated after the
1:5
share consolidation effected
June 26, 2017.